FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479
                                   ---------

                     Franklin New York Tax-Free Income Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/28/10
                           -------


Item 1. Schedule of Investments.




Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                                                             PRINCIPAL
                                                                                              AMOUNT           VALUE
                                                                                           ------------   --------------
    MUNICIPAL BONDS 97.2%
    NEW YORK 90.9%
    Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12        $  3,340,000   $    3,346,914
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19                                          1,270,000        1,257,554
       Albany Medical Center Project, 6.00%, 5/01/29                                          1,460,000        1,327,067
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/27                                5,000,000        4,859,300
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/32                                5,000,000        4,739,400
       St. Peter's Hospital Project, Series E, 5.50%, 11/15/27                                1,135,000        1,134,898
       St. Peter's Hospital Project, Series E, 5.25%, 11/15/32                                1,150,000        1,090,062
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31               2,750,000        2,960,265
    Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20                                                     555,000          597,102
       Refunding, Series A, 5.625%, 7/15/25                                                     415,000          446,482
       Series A, Pre-Refunded, 5.625%, 7/15/20                                                  695,000          747,354
       Series A, Pre-Refunded, 5.625%, 7/15/25                                                  585,000          629,068
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
       Housing Corp.,
          Series A, AMBAC Insured, 5.125%, 8/01/20                                            1,410,000        1,462,325
          Series A, AMBAC Insured, 5.25%, 8/01/31                                             5,055,000        5,135,122
          Series B, AMBAC Insured, 5.625%, 8/01/20                                            1,690,000        1,741,376
          Series B, AMBAC Insured, 5.75%, 8/01/25                                             3,050,000        3,140,799
          Series B, AMBAC Insured, 5.75%, 8/01/30                                             3,440,000        3,536,217
          Series B, AMBAC Insured, 5.25%, 8/01/31                                             1,000,000        1,015,850
    Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
       11/01/24                                                                               9,000,000        9,835,020
       11/01/25                                                                              12,000,000       13,025,400
       11/01/26                                                                              14,250,000       15,415,792
    Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17                      3,845,000        4,583,471
    Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded,
       5.35%, 9/01/40                                                                        16,000,000       17,272,320
    Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
       5.00%, 9/01/21                                                                         2,835,000        2,938,449
       5.125%, 9/01/31                                                                        5,045,000        5,180,004
    Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
       10/01/30                                                                               3,000,000        3,037,710
       10/01/35                                                                               1,500,000        1,500,660
    Long Island Power Authority Electric System Revenue,
       General, Refunding, Series A, 6.00%, 5/01/33                                          42,000,000       47,019,000
       General, Refunding, Series B, 5.00%, 12/01/35                                          5,000,000        5,031,600
       General, Series A, AMBAC Insured, 5.00%, 9/01/34                                      20,670,000       20,926,928
       General, Series C, 5.00%, 9/01/35                                                     16,000,000       16,105,760
       Series A, AMBAC Insured, 5.00%, 9/01/29                                               24,000,000       24,414,960
       Series C, BHAC Insured, 5.00%, 9/01/35                                                 5,000,000        5,167,850
    Madison County IDA Civic Facility Revenue, Colgate University Project, Series B,
       5.00%, 7/01/33                                                                         2,000,000        2,042,860
    Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17                                                                         1,045,000        1,062,044
       4.625%, 8/15/18                                                                        1,155,000        1,172,764
       4.625%, 8/15/19                                                                        1,210,000        1,227,085
       4.75%, 8/15/20                                                                         1,270,000        1,288,860
       4.75%, 8/15/21                                                                         1,330,000        1,349,086
    Monroe County IDAR, Civic Facilities, De Paul Community Facilities, Pre-Refunded,
       6.50%, 2/01/24                                                                         1,285,000        1,298,068
    Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
       Educational Services Project, Series A, XLCA Insured, 5.00%,
          7/01/29                                                                             5,710,000        5,189,648
          7/01/34                                                                             3,000,000        2,602,380
    MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21                                                 5,000,000        5,763,000
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28                                   8,655,000        9,204,333
       Series A, Pre-Refunded, 5.25%, 7/01/28                                                18,300,000       19,499,382
       Series R, Pre-Refunded, 5.50%, 7/01/17                                                 2,000,000        2,405,840

Quarterly Statement of Investments        See Notes to Statements of Investments

Franklin New York Tax-Free Income Fund

    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30                                                $ 25,000,000   $   25,249,500
       Series A, 5.50%, 11/15/39                                                             22,845,000       24,388,180
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30                                  27,260,000       27,383,215
       Series A, FSA Insured, 5.00%, 11/15/28                                                41,575,000       42,648,051
       Series A, FSA Insured, 5.00%, 11/15/32                                                71,685,000       72,491,456
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29                                   25,800,000       30,066,288
       Series A, NATL Insured, 5.00%, 11/15/35                                               66,430,000       67,065,071
       Series A, NATL Insured, Pre-Refunded, 5.25%, 4/01/26                                  20,500,000       21,101,060
       Series B, 5.00%, 11/15/34                                                             63,750,000       66,279,600
       Series B, NATL Insured, 4.75%, 11/15/26                                                5,200,000        5,322,512
       Series B, NATL Insured, 5.00%, 11/15/31                                               40,000,000       41,073,200
    MTA Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25                                    21,510,000       22,271,454
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31                                    34,000,000       34,527,000
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30                                     68,130,000       68,809,937
       Refunding, Series A, NATL Insured, 5.125%, 11/15/31                                   15,000,000       15,185,400
       Refunding, Series E, 5.25%, 11/15/31                                                  15,000,000       15,232,500
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31                                    5,000,000        5,061,800
       Series A, 5.00%, 11/15/37                                                             48,000,000       48,057,120
       Series A, FGIC Insured, 5.00%, 11/15/32                                               10,355,000       10,458,654
       Series B, 5.125%, 11/15/24                                                            20,000,000       21,181,800
       Series B, 5.00%, 11/15/37                                                             25,000,000       25,109,250
       Series B, Pre-Refunded, 5.25%, 11/15/32                                               28,720,000       33,199,171
       Transportation, Series A, 5.00%, 11/15/35                                             43,895,000       44,440,176
       Transportation, Series C, 6.50%, 11/15/28                                             15,000,000       17,162,100
       Transportation, Series F, 5.00%, 11/15/35                                             11,000,000       11,118,690
    MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10                                 7,500,000        7,484,550
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11                                 7,590,000        7,509,925
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13                                 2,065,000        1,975,234
       Refunding, Series A, 5.125%, 1/01/29                                                  33,105,000       33,686,986
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31                                    50,000,000       50,618,500
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25                                     12,760,000       13,230,078
       Series B, 5.375%, 1/01/30                                                             50,000,000       50,843,000
       Series B, NATL Insured, 5.00%, 1/01/31                                                22,290,000       22,444,247
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10                                  9,000,000        8,981,460
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12                                 15,380,000       14,995,654
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13                                  7,935,000        7,590,066
    Nassau County GO,
       General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35                     27,210,000       28,563,697
       General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39                      28,190,000       29,707,186
       Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39           7,620,000        8,030,108
    New York City GO,
       Citysavers, Series B, zero cpn., 8/01/10                                               2,690,000        2,686,126
       Citysavers, Series B, zero cpn., 6/01/12                                               1,030,000        1,070,726
       Citysavers, Series B, zero cpn., 12/01/12                                              1,030,000        1,062,754
       Citysavers, Series B, zero cpn., 6/01/13                                               1,030,000        1,045,718
       Citysavers, Series B, zero cpn., 12/01/13                                              1,030,000        1,036,551
       Citysavers, Series B, zero cpn., 6/01/14                                               1,030,000        1,008,628
       Citysavers, Series B, zero cpn., 12/01/14                                              1,030,000          997,607
       Citysavers, Series B, zero cpn., 6/01/15                                               1,030,000          967,458
       Citysavers, Series B, zero cpn., 12/01/15                                              1,030,000          955,088
       Citysavers, Series B, zero cpn., 6/01/16                                               1,030,000          921,067
       Citysavers, Series B, zero cpn., 12/01/16                                              1,030,000          907,595
       Citysavers, Series B, zero cpn., 6/01/17                                               1,030,000          877,251
       Citysavers, Series B, zero cpn., 12/01/17                                              1,030,000          863,264
       Citysavers, Series B, zero cpn., 6/01/18                                               1,030,000          838,554
       Citysavers, Series B, zero cpn., 12/01/18                                              1,005,000          804,523
       Citysavers, Series B, zero cpn., 12/01/19                                              1,030,000          786,580
       Citysavers, Series B, zero cpn., 6/01/20                                              10,000,000        6,945,300
       Fiscal 2003, Series I, 5.00%, 3/01/29                                                 10,000,000       10,220,100
       Fiscal 2003, Series I, 5.00%, 3/01/30                                                 14,785,000       15,081,144
       Pre-Refunded, 5.50%, 5/15/24                                                           9,025,000        9,211,186
       Refunding, 5.50%, 5/15/24                                                                975,000          989,625
       Refunding, Series D, 5.125%, 8/01/19                                                   1,980,000        2,028,946

Franklin New York Tax-Free Income Fund

       Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22                                  $ 15,000,000   $   16,059,300
       Series A, FSA Insured, 6.00%, 5/15/30                                                  1,095,000        1,111,447
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30                                    5,155,000        5,266,503
       Series B, 7.00%, 2/01/18                                                                  25,000           25,070
       Series B, zero cpn., 6/01/19                                                           1,030,000          800,506
       Series C, 7.00%, 2/01/12                                                                 705,000          723,104
       Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25                                   6,335,000        6,917,503
       Series D, 8.00%, 8/01/17                                                                   5,000            5,137
       Series D, 7.50%, 2/01/18                                                                   5,000            5,015
       Series D, 5.50%, 6/01/24                                                              16,160,000       16,918,550
       Series D, 5.125%, 12/01/28                                                             5,230,000        5,553,789
       Series D, 5.00%, 10/15/29                                                              5,000,000        5,131,000
       Series D, 5.00%, 11/01/34                                                              5,000,000        5,089,050
       Series D, Pre-Refunded, 5.125%, 8/01/19                                                    5,000            5,152
       Series D, Pre-Refunded, 5.50%, 6/01/24                                                 7,785,000        8,626,714
       Series E, Sub Series E-1, 6.00%, 10/15/23                                              7,000,000        8,229,130
       Series E, Sub Series E-1, 6.25%, 10/15/28                                             10,000,000       11,641,600
       Series F, 5.30%, 1/15/26                                                              24,070,000       25,133,894
       Series F, Pre-Refunded, 5.30%, 1/15/26                                                20,930,000       23,587,482
       Series H, 7.20%, 2/01/15                                                                   5,000            5,015
       Series H, FSA Insured, 5.375%, 8/01/27                                                   125,000          125,700
       Series H, NATL Insured, 5.125%, 8/01/25                                                   80,000           80,430
       Series I, Sub Series I-1, 5.375%, 4/01/36                                             17,500,000       18,764,900
       Series J, Sub Series J-1, 5.00%, 5/15/33                                              19,500,000       20,152,275
       Series J, Sub Series J-1, 5.00%, 5/15/36                                               7,895,000        8,135,166
       Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23                               20,000,000       21,367,800
       Series M, 5.00%, 4/01/35                                                              10,000,000       10,233,500
    New York City HDC, MFHR, Series C-1,
       5.25%, 11/01/29                                                                        6,110,000        6,325,683
       5.50%, 11/01/34                                                                        3,000,000        3,140,400
       5.55%, 11/01/39                                                                        3,300,000        3,449,127
       5.70%, 11/01/46                                                                       12,500,000       13,107,750
    New York City IDA Civic Facility Revenue,
       Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35               7,820,000        6,542,681
       Institute of International Education Inc. Project, 5.25%, 9/01/21                      1,530,000        1,564,609
       Institute of International Education Inc. Project, 5.25%, 9/01/31                      5,235,000        5,288,868
       New York University Project, AMBAC Insured, 5.00%, 7/01/31                            18,000,000       18,169,200
       Staten Island University Hospital Project, Series A, 6.375%, 7/01/31                   3,730,000        3,488,893
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39                          8,000,000        7,098,000
       Yankee Stadium, Pilot, Assured Guaranty, 7.00%, 3/01/49                               15,000,000       17,447,100
    New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%,
       6/15/38                                                                               59,000,000       60,627,810
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35                                      10,000,000       10,357,600
       Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38                                      52,000,000       53,465,880
       Refunding, Series A, 5.00%, 6/15/39                                                   34,950,000       35,926,852
       Refunding, Series B, 6.10%, 6/15/31                                                   11,005,000       11,279,685
       Refunding, Series B, 6.00%, 6/15/33                                                    6,040,000        6,189,067
       Refunding, Series B, 5.00%, 6/15/36                                                   26,700,000       27,428,910
       Refunding, Series D, 5.00%, 6/15/37                                                    4,865,000        5,005,599
       Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39                                     7,900,000        8,120,805
       Refunding, Series E, NATL Insured, 5.125%, 6/15/31                                    34,175,000       35,090,890
       Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37                       20,860,000       21,460,977
       Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39                     40,865,000       42,398,663
       Second General Resolution, Series AA, 4.75%, 6/15/37                                  40,000,000       40,040,400
       Series A, 5.75%, 6/15/40                                                               6,550,000        7,302,137
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33                                   7,000,000        7,438,760
       Series B, 5.00%, 6/15/26                                                              25,000,000       25,566,500
       Series B, 5.00%, 6/15/36                                                              25,000,000       25,731,000
       Series B, Pre-Refunded, 6.10%, 6/15/31                                                 3,995,000        4,101,866
       Series B, Pre-Refunded, 6.00%, 6/15/33                                                10,260,000       10,531,582
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2007, Series S-2, FGIC Insured, 5.00%, 1/15/37                                 22,000,000       22,087,560
       Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34                                    75,000,000       76,263,750
       Fiscal 2009, Series S-1, 5.75%, 7/15/38                                               30,000,000       32,939,700
       Fiscal 2009, Series S-2, 6.00%, 7/15/38                                               50,000,000       55,768,500

Franklin New York Tax-Free Income Fund

       Fiscal 2009, Series S-3, 5.25%, 1/15/39                                             $ 29,485,000   $   30,648,183
       Fiscal 2009, Series S-4, 5.75%, 1/15/39                                               30,000,000       33,060,900
       Fiscal 2009, Series S-5, 5.25%, 1/15/39                                               27,000,000       28,065,150
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       2005, Series B, 5.00%, 5/01/26                                                           460,000          462,300
       2005, Series C, 5.00%, 5/02/29                                                         1,485,000        1,501,053
       Refunding, Series B, 5.00%, 5/01/30                                                    7,285,000        7,498,451
       Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30                                     2,900,000        2,984,970
       Refunding, Series B, NATL Insured, 5.00%, 8/01/32                                     15,000,000       15,401,100
       Series A, 5.00%, 5/01/30                                                              14,400,000       15,267,744
       Series A, 5.25%, 8/01/31                                                              28,205,000       29,244,918
       Series A, 5.00%, 5/01/34                                                              20,000,000       20,834,400
       Series A, 5.00%, 5/01/38                                                              20,000,000       20,682,000
       Series A, FGIC Insured, 5.00%, 5/01/28                                                15,805,000       16,073,527
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28                                     260,000          274,152
       Series A, Pre-Refunded, 5.25%, 5/01/31                                                   460,000          486,372
       Series A, Pre-Refunded, 5.25%, 8/01/31                                                 2,400,000        2,755,152
       Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30                                    100,000          108,496
       Series B, Pre-Refunded, 6.00%, 11/15/29                                               15,000,000       15,325,950
       Series B, Pre-Refunded, 5.00%, 5/01/30                                                   235,000          254,966
       Series C, NATL Insured, 5.00%, 5/01/29                                                   335,000          338,531
       Series C, Pre-Refunded, 5.50%, 11/01/24                                               16,800,000       17,113,152
       Series C, Pre-Refunded, 5.50%, 11/01/29                                               13,660,000       13,914,622
       Series D, 5.00%, 2/01/27                                                              62,025,000       64,751,619
       Series E, 5.00%, 2/01/25                                                               3,245,000        3,406,958
       Series E, 5.00%, 2/01/27                                                              10,000,000       10,439,600
       Series E, 5.00%, 2/01/33                                                               8,895,000        9,087,755
       Series E, Pre-Refunded, 5.00%, 2/01/25                                                 1,755,000        1,968,829
    New York City Trust for Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31                   15,500,000       15,786,285
       Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34                           10,500,000       10,727,430
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
       Insured, 5.00%,
          11/15/35                                                                           33,130,000       32,984,891
          11/15/44                                                                           31,000,000       30,495,630
    New York GO, Refunding, Series C, 5.00%,
       8/01/24                                                                               10,000,000       10,851,000
       8/01/25                                                                                7,575,000        8,157,820
       8/01/26                                                                                2,190,000        2,340,782
    New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
       5.25%, 12/15/32                                                                        1,525,000        1,568,020
    New York Liberty Development Corp. Revenue, 5.50%, 10/01/37                              27,000,000       27,500,850
       Goldman Sachs Headquarters, 5.25%, 10/01/35                                           78,600,000       79,483,464
    New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39                                        58,245,000       59,504,839
(a)    Mental Health Services Facilities, Refunding, Series A, 5.00%, 8/15/22                 5,740,000        6,205,055
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33                                     12,650,000       12,706,798
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27      2,000,000        2,136,320
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31      7,700,000        8,184,022
       State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32                    5,500,000        6,053,135
       State University Dormitory Facilities, Series A, 5.00%, 7/01/39                        7,250,000        7,384,850
       State University Dormitory Facilities, Series A, Pre-Refunded, 6.00%, 7/01/30          5,750,000        5,917,038
    New York State Dormitory Authority Personal Income Tax Revenue, Series A, 5.00%,
       3/15/38                                                                                5,000,000        5,168,800
    New York State Dormitory Authority Revenue,
       City University System, Consolidated Fourth General Resolution, Series A,
          Pre-Refunded, 5.25%, 7/01/31                                                       12,000,000       12,778,200
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31                                           22,000,000       24,394,480
       Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33               35,000,000       35,248,150
       Mental Health Services Facilities Improvement, Series B, NATL Insured,
          Pre-Refunded, 5.25%, 8/15/31                                                        3,975,000        4,256,470
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21                                                        3,080,000        3,153,674
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30                                                        4,460,000        4,561,643
       Mortgage, St. Barnabas, Series A, FHA Insured, 5.125%, 2/01/22                         4,000,000        4,095,840

Franklin New York Tax-Free Income Fund

       Mortgage, St. Barnabas, Series A, FHA Insured, 5.00%, 2/01/31                       $  5,500,000   $    5,515,840
       North Shore L.I. Jewish Obligated Group, Pre-Refunded, 5.50%, 5/01/33                  2,500,000        2,862,650
       School Districts Financing Program, Series A, NATL Insured, 5.00%, 4/01/31             9,500,000        9,644,115
       Teachers College, NATL Insured, 5.00%, 7/01/22                                         2,885,000        2,976,224
       Teachers College, NATL Insured, 5.00%, 7/01/32                                         6,000,000        6,073,140
       Upstate Community Colleges, Series A, 5.00%, 7/01/27                                   3,720,000        3,772,080
    New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28                                      4,730,000        4,743,622
       City University System, Consolidated, Third General Resolution, Refunding,
          Series 1, FGIC Insured, 5.25%, 7/01/25                                              4,100,000        4,102,214
       City University System, Consolidated Second General Resolution, Refunding,
          Series C, 7.50%, 7/01/10                                                            2,995,000        3,060,411
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/29                                                        9,700,000       11,254,231
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.125%, 7/01/34                                                      15,000,000       17,482,350
       Fordham University, Refunding, NATL Insured, 5.00%, 7/01/28                              490,000          490,010
       Good Samaritan Hospital Medical Center, Series A, NATL Insured, 5.50%, 7/01/24         5,000,000        5,008,450
       Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
          2/15/30                                                                             5,000,000        5,087,500
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29                                      5,995,000        6,173,411
       New School University, NATL Insured, 5.00%, 7/01/31                                    2,500,000        2,518,350
       New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39                        4,900,000        4,926,901
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26                           3,500,000        3,562,335
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31                           5,000,000        5,061,800
       New York University, Series A, FGIC Insured, 5.00%, 7/01/34                           15,200,000       15,518,896
       Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33               3,750,000        3,820,125
       Non-State Supported Debt, Columbia University, 5.00%, 7/01/38                         24,650,000       26,129,000
       Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34     10,000,000       10,651,300
       Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39     22,000,000       23,085,480
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured,
          5.25%, 7/01/34                                                                     13,220,000       12,709,972
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27             2,435,000        2,504,300
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32             3,125,000        3,180,406
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
          7/01/33                                                                             9,000,000        9,277,560
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%,
          7/01/38                                                                             5,000,000        5,105,500
       Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty,
          5.125%, 7/01/37                                                                     3,000,000        3,026,220
       Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
          8/15/29                                                                             7,750,000        7,810,605
       Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%,
          8/15/33                                                                             5,200,000        5,129,176
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured,
          5.125%, 9/01/23                                                                     1,700,000        1,707,140
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured,
          5.25%, 9/01/28                                                                      1,420,000        1,424,033
(a)    Non-State Supported Debt, Mental Health Services Facilities, Refunding, Series A,
          5.00%, 8/15/22                                                                      5,740,000        6,241,561
       Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28     10,060,000       10,243,494
       Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%,
          8/01/24                                                                             2,500,000        2,575,625
       Non-State Supported Debt, Mount Sinai School Medical New York University,
          Refunding, NATL Insured, 5.00%, 7/01/35                                             5,000,000        4,978,300
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-4, 5.00%, 1/15/27                                            5,000,000        5,167,150
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-4, 5.00%, 1/15/28                                            5,000,000        5,137,150
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-5, 5.00%, 1/15/32                                           20,000,000       20,128,000
       Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
          8/15/36                                                                            14,185,000       14,319,757
       Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26           5,475,000        5,819,487
       Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38               22,800,000       23,360,196
       Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39               20,000,000       20,753,600
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/27                                                                             5,470,000        5,778,563
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/32                                                                             5,000,000        5,173,200
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/37                                                                            30,805,000       31,678,014
       Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38               26,995,000       27,658,267
       Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39               19,650,000       20,314,759
       Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48               49,665,000       50,838,584

Franklin New York Tax-Free Income Fund

       Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38             $ 25,000,000   $   25,614,250
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%,
          5/01/21                                                                             5,590,000        5,814,662
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%,
          5/01/22                                                                             2,300,000        2,381,926
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.00%,
          5/01/23                                                                             2,150,000        2,216,822
       Non-State Supported Debt, North Shore L.I. Jewish, Refunding, Series E, 5.50%,
          5/01/33                                                                             3,000,000        3,066,900
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.25%, 5/01/25            3,000,000        3,060,360
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.25%, 5/01/30            8,750,000        8,882,912
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.50%, 5/01/30            3,000,000        3,100,050
       Non-State Supported Debt, North Shore L.I. Jewish, Series A, 5.50%, 5/01/37           13,000,000       13,235,820
       Non-State Supported Debt, North Shore L.I. Jewish Obligated Group, Series A,
          5.00%, 5/01/32                                                                      6,250,000        6,124,750
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26          2,665,000        2,565,649
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31          2,500,000        2,215,650
       Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38         5,000,000        5,104,600
       Non-State Supported Debt, School District Financing Program, Series C, FSA
          Insured, 5.00%, 10/01/37                                                            6,550,000        6,682,179
       Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
          NATL Insured, 5.00%, 4/01/35                                                        7,525,000        7,731,636
       Non-State Supported Debt, School Districts Bond Financing, Series B, NATL
          Insured, 5.00%, 10/01/34                                                            5,000,000        5,092,300
       Non-State Supported Debt, School Districts Financing Program, Series C, Assured
          Guaranty, 5.00%, 10/01/31                                                           4,000,000        4,243,600
       Non-State Supported Debt, School Districts Financing Program, Series C, Assured
          Guaranty, 5.125%, 10/01/36                                                          5,000,000        5,260,700
       Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26          6,105,000        6,314,951
       Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA
          Insured, 4.75%, 2/15/37                                                             5,000,000        4,765,750
       Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39             10,500,000       10,913,595
       Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38               14,535,000       14,821,194
       Rockefeller University, Series A, Sub Series A1, 5.00%, 7/01/32                       11,500,000       11,739,775
       Skidmore College, FGIC Insured, 5.00%, 7/01/33                                         6,565,000        6,718,293
       St. John's University, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/25            5,310,000        5,707,188
       State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23                    1,725,000        1,793,224
       State Supported Debt, FSA Insured, 5.00%, 2/15/33                                     13,280,000       13,370,570
       State Supported Debt, FSA Insured, 5.00%, 2/15/38                                     22,260,000       22,126,663
       State Supported Debt, Mental Health, Refunding, Series D, NATL Insured, 5.00%,
          8/15/17                                                                             2,250,000        2,251,125
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
          8/15/21                                                                               300,000          307,176
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
          8/15/30                                                                               165,000          168,760
       State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28               7,690,000        7,847,030
       State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
          2/15/28                                                                             1,505,000        1,712,479
       State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%,
          8/15/30                                                                               145,000          145,858
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21                                                           70,000           71,674
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30                                                          230,000          235,242
       State Supported Debt, Mental Health Services Facilities Improvement, Series A,
          FSA Insured, 5.00%, 2/15/32                                                        36,680,000       37,000,216
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          NATL Insured, 5.25%, 8/15/31                                                        3,640,000        3,673,743
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
          NATL Insured, Pre-Refunded, 5.25%, 8/15/31                                          2,385,000        2,553,882
       State Supported Debt, Mental Health Services Facilities Improvement, Series E,
          5.00%, 2/15/30                                                                     12,100,000       12,311,750
       State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33           14,210,000       14,798,294
       State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38           10,785,000       11,163,014
       State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31                      20,000,000       22,103,000
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
          7/01/28                                                                             3,250,000        3,271,483
       W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26                                   6,800,000        6,841,888
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/29                                    13,260,000       13,702,884
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/34                                    23,510,000       24,080,588
    New York State Dormitory Authority State Personal Income Tax Revenue,
       Education, Refunding, Series C, 5.75%, 3/15/32                                        30,100,000       33,696,950
       Education, Series A, 5.00%, 3/15/36                                                    7,395,000        7,584,386
       Education, Series A, 5.00%, 3/15/37                                                   69,750,000       71,704,395
       Education, Series A, AMBAC Insured, 5.00%, 3/15/34                                    10,325,000       10,583,125
       Education, Series C, 5.00%, 12/15/31                                                  17,305,000       18,030,772

Franklin New York Tax-Free Income Fund

       Education, Series C, 5.00%, 12/15/35                                                $ 10,000,000   $   10,300,600
       Education, Series D, 5.00%, 3/15/36                                                   49,000,000       50,345,050
       Series A, 5.00%, 2/15/34                                                              16,525,000       17,202,029
       Series A, 5.00%, 2/15/39                                                              20,705,000       21,383,296
    New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
       Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25                          20,000,000       20,217,400
    New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
       6/15/14                                                                                1,190,000        1,190,369
    New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
       Revolving Funds, New York City Municipal Water, Refunding, Series A, 5.00%,
          6/15/37                                                                             2,700,000        2,805,570
       Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%,
          6/15/33                                                                             6,510,000        6,894,155
       Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%,
          6/15/37                                                                             5,310,000        5,573,960
       Revolving Funds, Pooled Financing, Series B, 5.25%, 5/15/31                            9,595,000        9,770,876
       Revolving Funds, Series C, 5.25%, 6/15/31                                             37,600,000       38,335,832
       Series A, 5.125%, 6/15/38                                                             35,000,000       37,216,200
    New York State GO, Series A, 5.00%, 2/15/39                                               6,000,000        6,218,880
    New York State HFA State Personal Income Tax Revenue,
       Economic Development and Housing, Series A, FGIC Insured, 5.00%, 9/15/34              11,580,000       11,869,500
       Series A, 5.00%, 3/15/34                                                              10,000,000       10,355,100
       Series A, 5.00%, 3/15/38                                                              15,000,000       15,435,900
    New York State HFAR,
       Affordable Housing, Series B, 4.85%, 11/01/41                                          8,500,000        8,391,030
       Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18                              3,435,000        3,440,359
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15            1,370,000        1,372,247
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20           1,460,000        1,461,270
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23                                2,280,000        2,284,537
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14                                              75,000           75,149
    New York State Medical Care Facilities Finance Agency Revenue,
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23                       6,595,000        6,596,187
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33                      5,880,000        5,885,292
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35                      13,200,000       13,212,144
       Security Mortgage, 2008, Series A, 6.375%, 11/15/20                                    4,915,000        4,919,227
    New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
       5.25%, 6/01/21                                                                         5,110,000        5,386,553
       5.25%, 12/01/21                                                                        8,025,000        8,459,313
       5.25%, 6/01/22                                                                         3,400,000        3,574,420
       5.25%, 12/01/22                                                                        5,000,000        5,256,500
       5.00%, 6/01/23                                                                         5,925,000        6,169,169
       5.00%, 12/01/23                                                                        3,000,000        3,123,630
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo,
       Series A, AMBAC Insured, 5.25%, 5/15/31                                                4,145,000        4,191,258
    New York State Power Authority Revenue, Series A,
       5.25%, 11/15/30                                                                        2,000,000        2,016,280
       5.25%, 11/15/40                                                                        9,000,000        9,051,570
       NATL Insured, 5.00%, 11/15/47                                                         10,000,000       10,321,700
    New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30                                                         10,000,000       10,279,700
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30                                      10,000,000       10,353,600
       Refunding, Series H, FGIC Insured, 5.00%, 1/01/37                                     54,810,000       55,052,808
       Refunding, Series H, FSA Insured, 5.00%, 1/01/32                                      10,000,000       10,161,200
       Series G, FSA Insured, 5.00%, 1/01/32                                                 35,000,000       35,985,600
       Series H, FSA Insured, 5.00%, 1/01/37                                                 10,000,000       10,044,300
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19                                    20,000,000       21,047,400
       Refunding, Series C, NATL Insured, 5.00%, 4/01/20                                     18,835,000       19,704,235
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15                                 2,000,000        2,028,660
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16                                 2,000,000        2,028,660
    New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
       Series A, 5.00%, 3/15/22                                                              14,270,000       14,797,276
    New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
       AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19                                          10,555,000       10,703,614
       Refunding, 5.00%, 4/01/18                                                             31,330,000       35,220,559
       Refunding, 5.00%, 4/01/19                                                             12,000,000       13,458,600
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
          5.25%, 1/01/30                                                                     10,000,000       10,413,200
       Empire State Development Corp., Series B, 5.00%, 1/01/26                               8,830,000        9,296,224

Franklin New York Tax-Free Income Fund

       Empire State Development Corp., Series B, 5.00%, 1/01/27                            $  7,730,000   $    8,082,952
       Empire State Development Corp., Series B, 5.00%, 1/01/28                               5,460,000        5,674,469
       FGIC Insured, 5.00%, 3/15/29                                                           7,000,000        7,226,660
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25                          3,225,000        3,629,060
       Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32         20,000,000       21,889,400
       Refunding, Series D, 5.625%, 1/01/28                                                   3,780,000        4,164,880
       State Personal Income Tax, Series B-1, 5.00%, 3/15/36                                 10,000,000       10,360,100
    Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34      9,000,000        9,135,810
    Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center
       Project, Refunding, NATL Insured, zero cpn., 4/01/30                                  21,170,000        6,204,504
    Port Authority of New York and New Jersey Revenue, Consolidated,
       One Hundred Fifty-Sixth Series, 5.00%, 5/01/39                                        20,000,000       20,895,600
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/34                          30,000,000       31,345,200
       One Hundred Forty-Eighth Series, FSA Insured, 5.00%, 8/15/37                          74,235,000       77,132,392
       One Hundred Sixty-First Series, 5.00%, 10/15/31                                       24,000,000       25,642,320
       One Hundred Sixty-First Series, 5.00%, 10/15/34                                       35,000,000       36,939,700
       One Hundred Sixty-First Series, 5.00%, 10/15/35                                       29,000,000       30,513,800
       One Hundred Sixty-First Series, 5.00%, 10/15/39                                       25,000,000       26,164,750
    Sachem Central School District Holbrook GO, Series B, NATL Insured, Pre-Refunded,
       5.00%,
       10/15/27                                                                               3,885,000        4,435,582
       10/15/28                                                                               2,000,000        2,283,440
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/29                                                                               5,195,000        5,588,573
       10/15/32                                                                              94,975,000      100,996,415
    Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48                     7,225,000        7,375,352
    SONYMA Homeowner Mortgage Revenue,
       Series 156, 5.20%, 10/01/28                                                            7,500,000        7,735,200
       Series 156, 5.35%, 10/01/33                                                           11,440,000       11,820,838
       Series 158, 6.60%, 10/01/38                                                            4,000,000        4,374,680
(a) Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project,
       Refunding, 5.00%, 3/01/26                                                              2,000,000        2,000,000
    Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
       5.25%, 1/01/16                                                                         3,515,000        3,323,362
       5.375%, 1/01/23                                                                        4,760,000        4,115,306
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1C, AMBAC Insured,
       5.25%, 6/01/21                                                                        18,000,000       19,144,800
    Tompkins County IDAR, Civic Facility, Cornell University Lake, Pre-Refunded, 5.75%,
       7/01/30                                                                                7,510,000        7,705,485
    Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24                                                                        6,965,000        7,595,750
       5.00%, 11/15/37                                                                       30,000,000       30,945,300
       Convention Center Project, Series E, zero cpn., 1/01/12                               21,625,000       20,739,672
       General, Refunding, Series B, NATL Insured, 5.00%, 11/15/27                           10,000,000       10,372,300
       General, Series A, 5.00%, 11/15/35                                                     9,155,000        9,421,960
       General, Series A-2, 5.25%, 11/15/34                                                  10,000,000       10,541,700
       General Purpose, Refunding, Series A, 5.00%, 1/01/27                                  34,500,000       35,382,165
       General Purpose, Refunding, Series A, NATL Insured, 5.00%, 1/01/32                     3,770,000        3,845,626
       General Purpose, Refunding, Series B, 5.125%, 11/15/29                                17,175,000       17,900,644
       General Purpose, Refunding, Series B, 5.00%, 11/15/32                                 10,000,000       10,291,700
       General Purpose, Series A, 5.00%, 1/01/32                                              6,110,000        6,232,567
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31                              24,310,000       26,320,437
       General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27                  4,110,000        5,004,542
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27                               15,000,000       18,264,750
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30                               32,185,000       40,434,015
       Refunding, NATL Insured, 5.00%, 11/15/26                                              10,000,000       10,398,500
       Refunding, NATL Insured, 5.00%, 11/15/32                                              22,875,000       23,542,264
       Refunding, Series C, 5.00%, 11/15/33                                                  31,840,000       33,089,720
       Refunding, Series C, 5.00%, 11/15/38                                                  40,400,000       41,867,732
       Series A, FGIC Insured, 5.00%, 1/01/32                                                 1,970,000        2,009,518
       Series D, 5.00%, 11/15/31                                                             48,955,000       50,948,448
       sub. bond, AMBAC Insured, 5.00%, 11/15/28                                             15,000,000       15,546,900
    Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
       5.40%, 7/15/30                                                                         1,000,000        1,021,060
       Series A, 5.50%, 7/15/29                                                               5,170,000        5,241,191
    Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%,
       12/01/27                                                                               8,115,000        8,323,150
    Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29                                    15,000,000       15,510,900

Franklin New York Tax-Free Income Fund

       Refunding, 5.00%, 6/01/26                                                           $  2,000,000   $    1,868,860
       Refunding, 5.125%, 6/01/38                                                             7,000,000        5,824,280
    Yonkers GO,
       Refunding, Series B, NATL Insured, 5.00%, 8/01/30                                      7,710,000        7,469,988
       Refunding, Series B, NATL Insured, 5.00%, 8/01/35                                     17,130,000       15,779,642
       Series A, AMBAC Insured, 5.00%, 9/01/31                                               12,490,000       11,855,258
    Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
       5.75%, 6/01/24                                                                         1,150,000        1,188,180
       6.00%, 6/01/29                                                                         1,000,000        1,027,730
       6.00%, 6/01/41                                                                         5,000,000        5,088,150
                                                                                                          --------------
                                                                                                           5,810,355,122
                                                                                                          --------------
    U.S. TERRITORIES 6.3%
    PUERTO RICO 6.3%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, 6.00%, 7/01/38                                                              15,600,000       15,998,892
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.00%, 7/01/20                               11,540,000       11,529,960
       Public Improvement, Refunding, Series A, 5.125%, 7/01/24                              17,580,000       17,324,563
       Public Improvement, Refunding, Series A, NATL Insured, 5.50%, 7/01/20                 17,810,000       18,505,659
       Public Improvement, Refunding, Series A-4, FSA Insured, 5.25%, 7/01/30                14,000,000       14,670,880
       Public Improvement, Refunding, Series A-4, FSA Insured, 5.00%, 7/01/31                 7,150,000        7,275,196
       Public Improvement, Refunding, Series B, 6.00%, 7/01/39                               20,000,000       20,544,000
       Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27                     10,500,000       10,867,290
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Series Y, Pre-Refunded,
          5.00%, 7/01/36                                                                      4,000,000        4,730,680
          5.50%, 7/01/36                                                                     10,000,000       12,123,300
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding,
          Series A, 5.00%, 7/01/38                                                              575,000          537,044
          Series N, Assured Guaranty, 5.25%, 7/01/34                                         30,000,000       31,306,200
          Series N, NATL Insured, 5.25%, 7/01/32                                             24,225,000       23,480,081
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33            32,250,000       32,075,850
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
       Series P, 6.50%, 7/01/30                                                              10,000,000       10,691,000
       Series P, 6.75%, 7/01/36                                                              12,500,000       13,456,875
       Series Q, 5.625%, 7/01/39                                                             10,000,000        9,726,300
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
       5.75%, 8/01/37                                                                        15,000,000       15,505,500
       5.50%, 8/01/42                                                                        30,000,000       29,953,200
       6.00%, 8/01/42                                                                        90,000,000       94,140,900
       6.50%, 8/01/44                                                                        10,000,000       10,787,400
                                                                                                          --------------
    TOTAL U.S. TERRITORIES                                                                                   405,230,770
                                                                                                          --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $5,998,938,689)                              6,215,585,892
                                                                                                          --------------
    SHORT TERM INVESTMENTS 1.9%
    MUNICIPAL BONDS 1.9%
    NEW YORK 1.7%
(b) New York City GO,
       Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.14%, 8/01/25               14,000,000       14,000,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.14%, 8/01/34                           5,300,000        5,300,000
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put,
       0.14%, 11/01/39                                                                       50,700,000       50,700,000
(b) New York City Transitional Finance Authority Revenue, New York City Recovery,
       Series 1, Sub Series 1C, Daily VRDN and Put, 0.12%, 11/01/22                           5,000,000        5,000,000
(b) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
       Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.12%, 6/01/20        18,000,000       18,000,000
(b) Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily
       VRDN and Put, 0.11%, 12/01/37                                                         17,250,000       17,250,000
                                                                                                          --------------
                                                                                                             110,250,000
                                                                                                          --------------

Franklin New York Tax-Free Income Fund

    U.S. TERRITORIES 0.2%
    PUERTO RICO 0.2%
(b) Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.12%, 7/01/32         $  5,100,000   $    5,100,000
       Refunding, Series A-6, Daily VRDN and Put, 0.12%, 7/01/33                              5,100,000        5,100,000
                                                                                                          --------------
    TOTAL U.S. TERRITORIES                                                                                    10,200,000
                                                                                                          --------------
    TOTAL SHORT TERM INVESTMENTS (COST $120,450,000)                                                         120,450,000
                                                                                                          --------------
    TOTAL INVESTMENTS (COST $6,119,388,689) 99.1%                                                          6,336,035,892
    OTHER ASSETS, LESS LIABILITIES 0.9%                                                                       54,712,124
                                                                                                          --------------
    NET ASSETS 100.0%                                                                                     $6,390,748,016
                                                                                                          ==============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

SELECTED PORTFOLIO

AMBAC  American Municipal Bond Assurance Corp.
BHAC   Berkshire Hathaway Assurance Corp.
COP    Certificate of Participation
ETM    Escrow to Maturity
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority/Agency
FSA    Financial Security Assurance Inc.
GO     General Obligation
HDC    Housing Development Corp.
HFA    Housing Finance Authority/Agency
HFAR   Housing Finance Authority Revenue
IDA    Industrial Development Authority/Agency
IDAR   Industrial Development Authority Revenue
MFHR   Multi-Family Housing Revenue
MFM    Multi-Family Mortgage
MTA    Metropolitan Transit Authority
NATL   National Public Financial Guarantee Corp.
PBA    Public Building Authority
PCR    Pollution Control Revenue
SONYMA State of New York Mortgage Agency
XLCA   XL Capital Assurance

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At February 28, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $6,119,522,235
                                             --------------
Unrealized appreciation                      $  240,477,371
Unrealized depreciation                         (23,963,714)
                                             --------------
Net unrealized appreciation (depreciation)   $  216,513,657
                                             --------------

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND




By /s/LAURA F. FERGERSON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
Date  April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
Date  April 27, 2010



By /s/GASTON GARDEY
  -----------------
   Gaston Gardey
   Chief Financial Officer and
    Chief Accounting Officer
Date  April 27, 2010